DEBT (Details) - Schedule of Maturities of Long-term Debt - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Maturities of Long-term Debt [Abstract]
2016		$ 1,265,910
2017		7,507
2018	3,000,000	143,890
	$ 3,000,000	$ 1,417,307	$ 2,414,644